Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Tactile Systems Technology, Inc.
Entity Central Index Key	0001027838
Amendment Flag	false